ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Preliminary Allocation Of Purchase Price
The following table summarizes the preliminary allocation of the purchase price on November 20, 2013 to the estimated fair values of the assets acquired and liabilities assumed in the merger:

Cash	$664
Prepaid expenses	25,639
In-process research and development	1,500,000
Accounts payable and accrued expenses	(269,303)
Net assets acquired	1,257,000
Goodwill	1,919,000
Total consideration	$3,176,000

Property And Equipment
Property and equipment are stated at cost. Repairs and maintenance costs are expensed in the period incurred. Depreciation is computed using the straight-line method over the related estimated useful lives.

Description	Estimated Useful Life
Office equipment, lab equipment and furniture	5 – 7 years

Fair Value Measurements
The following table summarizes fair value measurements by level at March 31, 2014 and December 31, 2013 for assets and liabilities measured at fair value on a recurring basis:

	March 31, 2014
	Level I	Level II	Level III	Total
Marketable securities	$326,226	$-	$-	$326,226

	December 31, 2013
	Level I	Level II	Level III	Total
Marketable securities	$326,494	$-	$-	$326,494

The following table summarizes fair value measurements by level at December 31, 2013 and 2012 for assets and liabilities measured at fair value on a recurring basis:

	December 31, 2013
	Level I	Level II	Level III	Total
Marketable securities	$326,494	$-	$-	$326,494

	December 31, 2012
	Level I	Level II	Level III	Total
Marketable securities	$4,192,726	$-	$-	$4,192,726